Receivables Sales Program - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) agreement	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Receivables [Abstract]
Number of agreements | agreement	2
Termination period	60 days
Retained interest	$ 0
Proceeds from receivables sales, maximum	300,000,000.0
Sale of accounts receivables	243,000,000.0	$ 177,000,000.0
Loss on sale of receivables	4,300,000	3,800,000	$ 200,000
Receivables from customers	$ 158,300,000	$ 119,300,000